Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2022
Entity Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001314414
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlfun
Document Creation Date	dei_DocumentCreationDate	Dec. 27, 2022
Document Effective Date	dei_DocumentEffectiveDate	Dec. 27, 2022
Prospectus Date	rr_ProspectusDate	Dec. 27, 2022
Altegris Crabel Multi-Strategy Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ALTEGRIS/CRABEL MULTI-STRATEGY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek long term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. Different intermediaries may impose different sales loads (please see Sales Charge Waivers on page 29 and Appendix A – Financial Intermediary Sales Charge Variations to this prospectus).You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 27 of the Fund’s Prospectus and in Purchase, Redemption and Pricing of Shares on page 46 of the Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example assumes the impact of the fee waiver solely for the period of the expense reimbursement agreement shown above. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For purchases of $1,000,000 or more of Class A shares, you would pay the following expenses if you did not redeem your Class A Shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by allocating its assets among multiple investment strategies, as described below, with a goal of delivering an “all weather” solution that has the potential to provide positive returns in all market environments.

Tactical Futures Strategy. The Tactical Futures strategy is a long-short strategy that seeks to deliver long term capital appreciation for the Fund through trend following exposure with defensive positioning designed to provide rapid responses to declines in equity markets. The Tactical Futures strategy is implemented as a combination of two component strategies: the (i) “Advanced Trend” and (ii) “Contra” strategies.

●	Advanced Trend is a trend-following strategy pursued through the application of systematic trading strategies designed to efficiently capture long-term trend following returns across a diverse set of global futures, forwards and foreign exchange instruments and market sectors including commodities, currencies, equities and interest rates.

●	Contra implements a diverse set of short-term, systematic trading strategies designed to exhibit negative correlation to global equity markets (that is, the strategy seeks to provide returns inverse to those of global equity markets). Because Contra is designed to perform well when global equity markets are in decline (i.e. negative correlation), this component of the Tactical Futures strategy is intended to deliver positive returns in all market environments for the Fund, while remaining opportunistically geared towards volatile, equity bear market environments.

In pursuing the Tactical Futures strategy, a combination of Advanced Trend and Contra, the Fund trades futures and forwards contracts across approximately 200 global contract markets. The number of global markets traded may increase or decrease from time to time. Specific asset classes traded across global markets will encompass equities, spot currencies and forward foreign exchange contracts, government and corporate debt securities, interest rate instruments, stock indices, precious metals and traditional and base industrial commodities. Specific types of instruments that the Fund may purchase across these asset classes will include (i) forward and futures contracts (as noted above), (ii) covered and uncovered options on futures or securities, (iii) swap transactions involving equity securities or other instruments, (iv) commodity spot market contracts, (v) contracts for differences, (vi) interest rate, volatility and credit derivatives; and (vii) foreign exchange forward contracts. These instruments may be listed or unlisted and rated or unrated, and derivative instruments may be exchange-traded or bought and sold over-the-counter. The breadth of contracts traded across varied asset classes, and the anticipated volume of identified trends or trading signals, and corresponding trading strategies implemented to capitalize on such trends or signals, may generate high trading and turnover levels within the Tactical Futures strategy portfolio at times.

The Fund will execute a portion of the Tactical Futures strategy by investing up to 25% of its total assets (measured at the time of purchase) in a wholly-owned and controlled subsidiary (the “Subsidiary”). The Subsidiary will invest the majority of its assets in non-financial commodity futures contracts, other financial instruments providing exposure to interests in physical commodities (consistent with the Tactical Futures strategy as described above), and also in fixed income securities (consistent with the Fixed Income strategy described below) that will serve as margin or collateral for the Subsidiary’s commodities and commodity futures positions. The Fund will also execute a portion of the Tactical Futures strategy portfolio investments directly, outside of the Subsidiary, with this portion being primarily financial futures contracts and in fixed income securities (consistent with the Fixed Income strategy described below) that will serve as margin or collateral for such financial futures positions. The Subsidiary pursues the same principal investment strategies as the Fund, and is subject to the same investment risks and portfolio investment restrictions and limitations as the Fund on a consolidated basis. Investment by the Fund through its Subsidiary in non-financial commodity futures contracts, as utilized in pursuit of the Tactical Futures strategy, allows it to gain exposure to such contracts within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

Equity Strategy. The Fund will allocate a portion of its assets to an Equity strategy intended to provide the Fund’s portfolio with long-term, strategic exposure to U.S. and non-U.S., primarily liquid equity securities of issuers across both developed and emerging market countries, and implemented on a relatively passive, long-only, “buy-and-hold” basis. Within the Equity strategy, the Fund may invest in all types of equity securities and equity-related instruments without regard to market capitalization. For example, equity securities and equity-related instruments include exchange-traded and over-the-counter common and preferred stocks, security futures, warrants, options, rights, convertible securities, sponsored and unsponsored depositary receipts and shares, trust certificates, participatory notes, limited partnership interests, financial futures contracts, real estate investment trusts (“REITs”) and shares of other open- and closed-end investment companies (including exchanged-traded funds (“ETFs”). The Fund may also participate as a purchaser in initial public offerings of securities (“IPO”), a company’s first offering of stock to the public. The Fund generally considers emerging market countries to be those designated as an emerging market country as reflected by the MSCI Emerging Markets Index.

Fixed Income Strategy. With respect to assets of the Fund not allocated to investments pursuant to the Tactical Futures or Equity strategies, and to generate potential additional income and capital appreciation, which may add diversification to the returns generated by the Fund’s Tactical Futures and Equity strategies, the Fund will implement an additional Fixed Income strategy comprised of long-only investments in cash, cash equivalents, securities issued by the U.S. government and its agencies and instrumentalities, money market securities and other interest-bearing instruments, or in fixed income securities of any credit quality or maturity, including but not limited to: (i) corporate bonds, (ii) corporate loans, (iii) sovereign debt, (iv) convertible bonds, (v) municipal bonds, (vi) inflation-linked bonds and (vii) credit default linked instruments. The Fund may also invest in money market funds or other investment companies (including ETFs) whose assets are comprised primarily of any of the above-described types of fixed income securities or that seek to track the composition and/or performance of specific fixed income indexes.

Multi-Strategy Exposures. The Adviser, based upon the prior performance and anticipated future performance of the Tactical Futures strategy, and in consultation with the Fund’s Sub-Adviser, anticipates that 60% to 90%, typically 75%, of the Fund’s net assets will be attributable to investments implementing the Tactical Futures strategy. Within the Tactical Futures strategy, and depending on prevailing market conditions, portfolio composition and systematic trading signals, the Fund’s portfolio managers will periodically re-allocate exposure among its two component strategies: Advanced Trend and Contra. The Adviser anticipates that approximately 50% to 80% of Fund net assets will be allocated to Advanced Trend, and approximately 5% to 50% of the Fund’s net assets will be allocated to Contra. The Adviser anticipates that 35% to 65%, typically 50% of the Fund’s net assets will be attributable to investments made pursuant to the Equity Strategy. The remainder of Fund assets will be invested pursuant to the Fixed Income strategy.

The Fund is “non-diversified” for purposes of the Investment Company Act of 1940, as amended, (the “1940 Act”), which means that the Fund may invest in fewer securities at any one time than a diversified fund. The Fund may not invest more than 15% of its net assets, including those assets held in the subsidiary, in illiquid investments. The Fund’s investments in certain derivative instruments involve the use of leverage. In pursuing the Fund’s objective, the Adviser may engage in frequent trading of the Fund’s portfolio investment, resulting in a higher portfolio turnover rate.

Other Investments. In addition to the investments specifically described above, the Fund in pursuing its investment objective may also engage in other types of derivative transactions and other instruments of any kind for hedging purposes or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. The Fund may also use derivatives transactions with the purpose or effect of creating investment leverage. For example, the Fund may use futures contracts and options on futures contracts, in order to gain efficient long or short investment exposures as an alternative to cash investments or to hedge against portfolio exposures; interest rate swaps, to gain indirect long or short exposures to interest rates, issuers, or currencies, or to hedge against portfolio exposures; and total return swaps and credit derivatives (such as credit default swaps), put and call options, and exchange-traded and structured notes, to take indirect long or short positions on indexes, securities, currencies, commodities or other indicators of value. The Fund may invest in other investment companies, commodity pools, closed-end investment companies, ETFs, and domestic or foreign private investment vehicles.

Key Strategy Terms

A Trend-following strategy generally seeks to identify the general direction of one or more global market segments (either up or down) using indicators such as current market prices and moving average prices, and buying or selling investments based on the assessment of these trade signals as determined before a trade is made.

Systematic trading is an investment approach that emphasizes data-driven insights, scientific testing, and disciplined portfolio construction techniques to seek varied portfolio outcomes.

Negative Correlation is a relationship between two variables in which one variable increases as the other decreases (i.e., they move in opposite directions).

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose all or part of your investment in the Fund. The Fund may not achieve its investment objective and is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following is a summary description of principal risks of investing in the Fund and apply to the Fund’s direct investments as well the Fund’s indirect investments through the Subsidiary. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Cash or Cash Equivalents Risk. The Fund may at times have significant investments in cash or cash equivalents, and at such times, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

Commodity Risk: Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by various external factors such as unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Convertible Securities Risk: Convertible securities are hybrid instruments that have characteristics of both bonds and common stocks and are subject to debt security risks and conversion value-related equity risks.

Counterparty Risk: The risk that a party upon whom the Fund relies on to consummate a transaction will default.

Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.

Currency Risk: Currency trading involves significant risks, including market risk, interest rate risk, country risk, counterparty credit risk and short sale risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country has interfered with international transactions in its currency.

Defaulted Securities Risk: Investments in defaulted securities and obligations of distressed issuers are subject to significant uncertainties and are considered speculative.

Derivatives Risk: Futures, options and swaps involve risks different from, or possibly greater than the risks associated with investing directly in securities including leverage risk, tracking risk and counterparty default risk in the case of over-the-counter derivatives. Option positions may expire worthless exposing the Fund to potentially significant losses.

Emerging Market Risk: Countries with emerging markets may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

Equity Security Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction and global or regional political, economic and banking crises.

Exchange Traded Fund (“ETF”) and Closed-End Fund (“CEF”) Risk: The cost of investing in the Fund will be higher than the cost of investing directly in the ETFs and CEFs in which it may invest and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF and CEF is subject to specific risks, depending on the nature of the ETF or CEF. Shares of ETFs and listed CEFs may trade at a discount or premium to their net asset value per share.

Fixed Income Risk: When a fund invests in fixed income securities or derivatives, the value of your investment in the fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by a fund.

Foreign Currency Risk: Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

Foreign (Non-US) Exchanges Risk: A portion of the derivatives trades made by the Fund may take place on foreign markets. Neither existing Commodity Futures Trading Commission (“CFTC”) regulations nor regulations of any other U.S. governmental agency apply to transactions on foreign markets. Some of these foreign markets, in contrast to U.S. exchanges, are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

Foreign (Non-U.S.) Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

Futures and Forwards Contract Risk. The primary risks associated with the use of futures and forwards contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the portfolio managers’ inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Inflation-Linked Bond Risk. Inflation-linked bonds are fixed income securities whose principal values are periodically adjusted according to a measure of inflation, and the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-linked bonds is expected to change in response to changes in interest rates, and rising interest rates may lead to a decrease in value of inflation-linked bonds.

Interest Rate Risk: Typically, a rise in interest rates causes a decline in the value of fixed income securities. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.

Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

Junk Bond Risk: Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

Leverage Risk: Using derivatives to increase the Fund’s combined long and short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

Limited History of Operations: The Fund has a limited history of operations.

Liquidity Risk: Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, achieve its desired level of exposure to a certain sector, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Loan Risk: Investments in loans may subject the Fund to heightened credit risks as loans tend to be highly leveraged and potentially more susceptible to the risks of interest deferral, default and/or bankruptcy.

Management Risk: Portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests may prove to be incorrect and may not produce the desired results. Additionally, the Adviser’s judgments about the potential performance of a sub-adviser may also prove incorrect and may not produce the desired results.

Market Risk: Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. The Fund’s investments may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, wars, terrorism, regulatory events and governmental or quasi-governmental actions.

Municipal Securities Risk. The value of municipal bonds depends on specific revenue sources to fund their payment obligations, which may fluctuate and cause the risk of default or non-payment to increase. In addition, changes in tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal bonds.

Non-Diversification Risk: As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

Options Risk: There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.

Other Investment Companies Risk: Other investment companies in which the Fund may invest are subject to their own expenses which will be indirectly paid by the Fund, thereby increasing the cost of investing in the Fund.

Preferred Stock Risk: Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit and default risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

REIT Risk: The value of securities issued by a REIT may be affected by changes in the value of the underlying property owned by the REITs and the value of mortgage REITs may be affected by the quality of loan assets. Investment in REITs involves risks similar to those associated with investing in small capitalization companies, and REITs (especially mortgage REITs) are subject to interest rate risks. Because REITs incur expenses like management fees, investments in REITs also add an additional layer of expenses.

Short Position Risk: The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the portfolio managers’ ability to accurately anticipate the future value of a security or instrument. The Fund’s losses are potentially unlimited in a short position transaction.

Sovereign Debt Risk. The issuer of foreign debt or the foreign governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and a Fund may have limited recourse in the event of a default.

Structured Products Risk: Structured products involve tracking risk, issuer default risk and may involve leverage risk.

Taxation Risk: By investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund. However, because the Subsidiary is a controlled foreign corporation, any gains received from its investments will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

Turnover Rate Risk. The Fund may have portfolio turnover rates in excess of 100%. Increased portfolio turnover causes a fund to incur higher transaction costs which may adversely affect its performance.

Volatility Risk: The Fund may have investments that appreciate or decrease significantly in value of short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time, however, all investments long- or short-term are subject to risk of loss.

Wholly-Owned Subsidiary Risk: If the Fund utilizes a Subsidiary to make certain portfolio investments, the Subsidiary will not be registered under the 1940 Act and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and its Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund would be higher because you would indirectly bear the expenses of a Subsidiary.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose all or part of your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information, including the Fund’s net asset value for each of its share classes, will be available at no cost by visiting www.altegrismutualfunds.com or by calling 1-877-772-5838.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-772-5838
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.altegrismutualfunds.com
Altegris Crabel Multi-Strategy Fund | Altegris Crabel Multi-Strategy Fund Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CMSAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.79%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.54%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 862
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,373
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	765
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 1,271
Altegris Crabel Multi-Strategy Fund | Altegris Crabel Multi-Strategy Fund Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CMSIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.79%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.29%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 177
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 663

[1]	For purchases over $1,000,000.
[2]	Based on estimated amounts for the current fiscal year.
[3]	The Fund’s adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until August 31, 2024 to ensure that total annual Fund operating expenses (including organizational and offering costs) after fee waiver and reimbursement (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with, borrowing costs (such as interest and dividend expense on securities sold short), taxes, expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the adviser)) will not exceed 1.99%, and 1.74% of average daily net assets attributable to Class A, and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits at the time of waiver and recoupment. This agreement may be terminated only by the Fund’s Board of Trustees, on 60 days written notice to the adviser.